Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Business Combinations [Abstract]
Summary of Consideration Paid for Acquiring Assets and Liabilities	Provisional fair values of the consideration given and of the assets and liabilities acquired are summarised below.
	Fair value 2019 £m	Fair value 2018 £m	Fair value 2017 £m
Goodwill	257	626	77
Intangible assets	245	423	56
Property, plant and equipment	1	5	—
Current assets	20	24	3
Non-current assets	4	12	—
Current liabilities	(53)	(72)	(16)
Borrowings	(6)	(12)	—
Deferred tax	(44)	(51)	(2)
Net assets acquired	424	955	118
Consideration (after taking account of £32m (2018: £27m; 2017: £7m) net cash acquired)	424	955	118
Less: consideration deferred to future years	(10)	(36)	(1)
Less: acquisition date fair value of equity interest	(15)	—	—
Net cash flow	399	919	117